SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Shares, Outstanding at Beginning of Year	217,056	162,625	126,805
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 18.56	$ 36.01	$ 36.08
Shares, Granted	10,000	79,000	37,188
Weighted-Average Exercise Price, Granted	$ 2.15	$ 1.78	$ 5.48
Shares, Exercised
Weighted-Average Exercise Price, Exercised
Shares, Forfeited or Cancelled	(5,300)	(24,569)	(1,367)
Weighted-Average Exercise Price, Forfeited or Cancelled	$ 22.40	$ 75.86	$ 10.78
Shares, Outstanding at End of Year	221,756	217,056	162,625
Weighted-Average Exercise Price, Outstanding at End of Year	$ 17.72	$ 18.56	$ 36.01
Shares, Options Exercisable at End of Year	213,006	214,525	157,547
Weighted-Average Exercise Price, Options Exercisable at End of Year	$ 18.37	$ 18.74	$ 36.96